Shareholder Report, Average Annual Return (Details) DFB3_U.S. Large Company Portfolio_Institutional_TSR Annual {Institutional}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Large Company Portfolio – Institutional
Average Annual Return, Percent		21.37%	17.56%	14.57%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	[1]	21.45%	17.64%	14.64%

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